LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liabilities in respect of government grants [Abstract]
Balance at January 1,	$ 3,542	$ 3,428
Grants received	354	302
Royalties paid	(66)	(158)
BIRD repayment		(50)
Amounts recorded in profit or loss	56	20
Balance at December 31,	$ 3,886	$ 3,542